ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Operating Activities	$ (581,933)	$ (1,306,561)	$ (922,625)
Investing activities	(746,761)	(846,832)	(875,495)
Financing activities	(106,099)	(130,081)	(100,310)
Income taxes paid	235,502	191,731	57,611
Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating Activities	(581,933)	(1,306,561)	(922,625)
Investing activities	(746,761)	(846,832)	(875,495)
Financing activities	(106,099)	(130,081)	(100,310)
Cash flows used in discontinued operations	(1,434,793)	(2,283,474)	(1,898,430)
Property, plant and equipment additions in accounts payable and accrued liabilities	83,967	19,469	108,743
Intangible assets additions in accounts payable and accrued liabilities	0	0	92,062
Deposit applied to intangible assets	0	0	60,462
Interest paid	7,660	3,169	10,193
Income taxes paid	$ 0	$ 0	$ 0